Vanguard PRIMECAP Fund

Supplement to the Prospectus and Summary Prospectus Dated January 28, 2013

Prospectus and Summary Prospectus Text Changes

The following replaces similar text under the heading “Investment Advisor”:

Portfolio Managers

Theo A. Kolokotrones, Vice Chairman of PRIMECAP. He has co-managed the Fund since 1985.

Joel P. Fried, President of PRIMECAP. He has co-managed the Fund since 1988.

Alfred W. Mordecai, Executive Vice President of PRIMECAP. He has co-managed the Fund since 1999.

M. Mohsin Ansari, Senior Vice President of PRIMECAP. He has co-managed the Fund since 2007.

Prospectus Text Changes

The following replaces similar text under the heading Investment Advisor:

The managers primarily responsible for the day-to-day management of the Fund are:

Theo A. Kolokotrones, Vice Chairman of PRIMECAP. He has worked in investment management since 1970, has managed assets since 1979, has been with PRIMECAP since 1983, and has co-managed the Fund since 1985. Education: B.A., University of Chicago; M.B.A., Harvard Business School.

Joel P. Fried, President of PRIMECAP. He has worked in investment management since 1985, has been with PRIMECAP since 1986, has managed assets since 1987, and has co-managed the Fund since 1988. Education: B.S., University of California, Los Angeles; M.B.A., Anderson Graduate School of Business, University of California, Los Angeles.

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Alfred W. Mordecai, Executive Vice President of PRIMECAP. He has worked in investment management and has been with PRIMECAP since 1997 and has managed assets and co-managed the Fund since 1999. Education: B.S.E., Duke University; M.E.A., Virginia Polytechnic Institute and State University; M.B.A., Harvard Business School.

M. Mohsin Ansari, Senior Vice President of PRIMECAP. He has worked in investment management and has been with PRIMECAP since 2000 and has managed assets and co-managed the Fund since 2007. Education: B.A., Colgate University; B.S., Washington University; M.B.A., Harvard Business School.

Each of these four individuals manages a portion of the Fund autonomously; there is no decision-making by committee. A small portion of the Fund’s assets is managed by individuals in PRIMECAP’s research department.

© 2014 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 59A 012014

Vanguard Chester Funds

Supplement to the Statement of Additional Information Dated January 28, 2013 (revised August 29, 2013)

Change to Vanguard PRIMECAP Fund

Mitchell J. Milias no longer co-manages Vanguard PRIMECAP Fund. Theo A. Kolokotrones, Joel P. Fried, Alfred W. Mordecai, and M. Mohsin Ansari remain as joint portfolio managers of the Fund.

All references to Mr. Milias as a co-manager of the Fund in the Investment Advisory Services section are removed.

© 2014 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SAI 059A 012014